Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1. ORGANIZATION AND BASIS OF PRESENTATION
(a) Nature of operations
Gracell Biotechnologies Inc. (the “Company”), an exempted company with limited liability, was incorporated in Cayman Islands on May 22, 2018. The Company, through its consolidated subsidiaries and variable interest entity (“VIE”) (collectively referred to as the “Group”) engaged primarily in the business of discovering and developing cell therapies to resolve industry challenges and fulfill unmet medical needs in the treatment of cancer (collectively referred to as the “Gracell Business”). The Group’s principal operation and geographic market is in the People’s Republic of China (“PRC”).
(b) Reorganization
The Group carried out its principal business in the People’s Republic of China (the “PRC”) since May 22, 2017 mainly through Gracell Biotechnologies (Shanghai) Co., Ltd. (“Gracell Biotechnologies” or the “VIE”) in the PRC. In connection with the Company’s initial public offering on the overseas capital market and facilitate offshore financing, the Group underwent a reorganization through which Gracell Biotechnologies (HK) Limited and Gracell Bioscience (Shanghai) Co., Ltd., (the “WFOE”), were established. The Company then entered into a series of contractual arrangements among the WFOE, the VIE and the VIE’s shareholders in January 2019 and the VIE’s shareholders swapped their shares in the VIE for shares in the Company to establish the Company as the ultimate holding company and the VIE became the variable interest entity of the Group (“Reorganization”).
As of June 30, 2022, the Company’s principal subsidiaries, VIE and VIE’s subsidiary are as follows:

	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
Gracell Biotechnologies Holdings Limited (“Gracell BVI”)	May 22, 2018	British Virgin Islands	100%	Investment holding
Gracell Biotechnologies (HK) Limited (“Gracell HK”)	June 7, 2018	Hong Kong	100%	Investment holding
Gracell Bioscience (Shanghai) Co., Ltd.	August 24, 2018	The PRC	100%	Research and development of innovative medicines
Gracell Biopharmaceuticals, Inc.	February 11, 2020	The United States of America	100%	Research and development of innovative medicines
Gracell Biomedicine (Shanghai) Co., Ltd.	August 19, 2020	The PRC	100%	Research and development of innovative medicines
Hainan Gracell Biomedicine Co., Ltd.	June 25, 2021	The PRC	100%	Research and development of innovative medicines
Suzhou Gracell Bioscience Co., Ltd.	July 12, 2021	The PRC	100%	Research and development of innovative medicines
VIE
Gracell Biotechnologies (Shanghai) Co., Ltd.	May 22, 2017	The PRC	—	Research and development of innovative medicines
VIE’s subsidiary
Suzhou Gracell Biotechnologies Co., Ltd. (“Suzhou Gracell”)	April 23, 2018	The PRC	—	Research and development of innovative medicines
On January 12, 2021, the Company completed its Initial Public Offering and became listed on the Nasdaq Global Selected Market (see Note 9 for details).

(c) Basis of Presentation for the Reorganization
The Reorganization consists of transferring the Gracell Business to the Group, which is controlled by William Wei Cao (the “Founder”) immediately before and after the Reorganization. The Reorganization was a recapitalization with no substantial changes in the shareholding of the Company. Accordingly, the Reorganization is accounted for as a transaction under common control. Therefore, the accompanying consolidated financial statements include the assets, liabilities, revenue, expenses and cash flows of the Gracell Business for the periods presented and are prepared on a carryover basis as if the corporate structure of the Group after the Reorganization had been in existence throughout the periods presented. Accordingly, the effect of the ordinary shares and the preferred shares issued by the Company pursuant to the Reorganization have been presented retrospectively as of the beginning of the earliest period presented on the consolidated financial statements or the original issue date, whichever is later, as if such shares were issued by the Company when the Group issued such interests.
(d) Contractual agreements with the VIE
The Group operates certain of its businesses in the PRC through its VIE, whose equity interests are ultimately held by the Founder and other shareholders of the Group through the VIE’s nominee shareholder. The Company consolidates VIE by entering into a series of contractual arrangements with the VIE’s legal shareholder who is also referred to as nominee shareholder. The nominee shareholder is the legal owner of the VIE. However, the rights of the nominee shareholder have been transferred to the Group through the contractual arrangements.
The contractual arrangements signed with the VIE are the voting rights proxy agreement, call option agreement, technology consultation and service agreement, business cooperation agreement and equity pledge agreement. The Company’s management concluded that the Company, through the contractual arrangements, has the power to direct the activities that most significantly impact the VIE’s economic performance and bears the risks of and enjoys the rewards normally associated with ownership of the VIE. Therefore, the Company is the ultimate primary beneficiary of the VIE. As such, the Company consolidates the financial statements of the VIE and its subsidiary, and the financial results of the VIE were included in the Group’s consolidated financial statements in accordance with the basis of presentation as stated in Note 2.
The following is a summary of the principal terms of the contractual agreements entered into by and among the WFOE, the VIE and the nominee shareholders of the VIE are described below:
Voting rights proxy agreement
The WFOE, the Group’s VIE and the nominee shareholders of the VIE have entered into an voting rights proxy agreement, pursuant to which the nominee shareholders of the Group’s VIE irrevocably appointed the WFOE or its designated persons as their attorney-in-fact
to exercise all of their rights as a shareholder of the VIE, including, but not limited to, propose to hold a shareholders’ meeting, exercise all shareholder’s voting rights with respect to all matters to be discussed and voted in the shareholders’ meeting including but not limited to designate and appoint the director, the chief executive officer and other senior management members of the VIE and exercise other voting rights the shareholders are entitled to.

The agreement will remain in force for twenty (20) years and can be extended only if the WFOE gives its written notice of the extension of this agreement before the expiration of this agreement and the other parties shall agree with this extension without reserve.
Call option agreement
The WFOE, the Group’s VIE and the nominee shareholders of the VIE have entered into a call option agreement, pursuant to which the shareholders of the VIE irrevocably granted the WFOE an exclusive option to purchase, or have its designated person to purchase, at its discretion, to the extent permitted under PRC law, all or part of their equity interests in the VIE and the purchase price shall be the lowest price permitted by applicable PRC law. The shareholders undertake that, without the prior written consent of the WFOE, they shall not sell, transfer, mortgage or otherwise dispose of its equity interests in the VIE or allow the encumbrance thereon of any security interest, increase or decrease the registered capital of the VIE, appoint or replace any directors of the VIE, sell, transfer, mortgage or dispose of the VIE’s assets or beneficial interest in the business or revenues, conduct any merger, acquisition or investments, declare or distribution any dividend; change or amend articles of association or incur any debts or guarantee liabilities. The exclusive option agreement will remain effective until all equity interests in the VIE are transferred or assigned to the WFOE or its designated representative(s).
Technology consultation and service agreement
The WFOE and the VIE entered into a technology consultation and service agreement under which the VIE engages the WFOE as its exclusive consultant and provider of fund, human, technology and intellectual properties services and technical support, consulting services and other commercial services on exclusive basis in relation to the principal business. The WFOE has exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising out of or created during the performance of this agreement. During the term of the agreement, the VIE may not enter into any agreement with third parties for the provision of identical or similar service without prior consent of the WFOE. In exchange, the VIE agrees to pay an annual service fee to the WFOE and such fee is determined by the WFOE based on its services provided including various factors such as the WFOE’s incurred technology support and consulting services fees, performance data and the VIE’s revenues. The agreement will remain in force for twenty (20) years and can be extended with the WFOE’s written notice of the extension before the expiration of this agreement and the VIE shall agree with this extension without reserve.
Business cooperation agreement
Under the business cooperation agreement entered between the VIE and the WFOE, the WFOE has the exclusive right to provide to the VIE technology support, consulting services and other commercial services including market analysis and consultation, products research and development, training and operation management consultation services. The VIE can’t sell, dispose, pledge the intellectual property rights created by the performance of this agreement which should be exclusively owned by the WFOE. In exchange, the VIE agrees to pay a monthly service fee to the WFOE based on the services provided including various factors such as WFOE’s incurred technology support and consulting services fees, performance data and the VIE’s profit. The agreement shall maintain effective unless terminated under applicable PRC laws and regulations.

Equity Pledge Agreement
Pursuant to the share pledge agreement entered between the VIE and its shareholders and the WFOE, the shareholders of the VIE have to pledge all of their equity interests in the VIE to the WFOE to guarantee the performance by the VIE and its shareholders’ performance of their respective obligations under the call option agreement, technology consultation and service agreement, business cooperation agreement and voting rights proxy agreement. If the VIE and/or its shareholders breach their contractual obligations under those agreements, the WFOE, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of the VIE also undertakes that, during the term of the equity pledge agreements, they shall not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. During the term of the equity pledge agreement, the WFOE has the right to receive all of the dividends and profits distributed on the pledged equity interests. The pledge will remain binding until the VIE and their shareholders discharge all their obligations under the contractual arrangements.
Spouse Consent Letter
On January 3, 2019, the spouse of the Founder, unconditionally and irrevocably agreed that the equity interest in the VIE held by the Founder will be disposed of pursuant to the equity pledge agreement, the voting rights proxy agreement and the call option agreement. The spouse agreed not to make any assertions in connection with the equity interest in the VIE held by the Founder.
Risks in relation to the VIE structure
A significant part of the Group’s business is conducted through the VIE of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of the management, the contractual arrangements with the VIE and the nominee shareholder are in compliance with PRC laws and regulations and is legally binding and enforceable. Nominee shareholders indicate that they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of the PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if nominee shareholders of the VIE was to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.
It is possible that the Group’s operation of certain of its operations and businesses through the VIE could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Group’s management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote, on March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, which became effective on January 1, 2020 and replaces three laws regulating foreign investment in China, namely, the Wholly Foreign-Invested Enterprise Law of the PRC, the Sino-Foreign Cooperative Joint Venture Enterprise Law of the PRC and the Sino-Foreign Equity Joint Venture Enterprise Law of the PRC, together with their implementation rules and ancillary regulations. The Foreign Investment Law of the PRC embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. However, since it is relatively new, uncertainties still exist in relation to its interpretation and implementation. For example, the Foreign Investment Law of the PRC adds a catch-all
clause to the definition of “foreign investment” so that foreign investment, by its definition, includes “investments made by foreign investors in China through other means defined by other laws or administrative regulations or provisions promulgated by the State Council” without further elaboration on the meaning of “other means.” It leaves leeway for the future legislations promulgated by the State Council to provide for contractual arrangements as a form of foreign investment. It is therefore uncertain whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group are currently leveraging the contractual arrangements to operate certain businesses in which foreign investors are prohibited from or restricted to investing. Furthermore, if future legislations prescribed by the State Council mandate further actions to be taken by companies with respect to existing contractual arrangement, the Group may face substantial uncertainties as to whether the Group can complete such actions in a timely manner, or at all. If the Group fails to take appropriate and timely measures to comply with any of these or similar regulatory compliance requirements, the Group’s current corporate structure, corporate governance and business operations could be materially and adversely affected.

If the Group’s corporate structure or the contractual arrangements with the VIE were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoking the business licenses and/or operating licenses of such entities;

•	discontinuing or placing restrictions or onerous conditions on the Group’s operation through any transactions between the PRC subsidiary and the VIE;

•	imposing fines, confiscating the income from the PRC subsidiary or the VIE, or imposing other requirements with which the VIE may not be able to comply;

•
requiring the Group to restructure the ownership structure or operations, including terminating the contractual arrangements with the VIE and deregistering the equity pledges of the VIE, which in turn would affect the Group’s ability to consolidate, derive economic interests from the VIE;

•	restricting or prohibiting the Group’s use of the proceeds of the public offering to finance the Group’s business and operations in China; or

•	taking other regulatory or enforcement actions that could be harmful to the Group’s business.
The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or derive economic interests from the VIE, which may result in deconsolidation of the VIE in the Group’s consolidated financial statements. In the opinion of the management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group believes that the contractual arrangements among each of the VIE, their respective shareholders and relevant wholly foreign owned enterprise are in compliance with PRC law and are legally enforceable. The Group’s operations depend on the VIE to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The Company’s management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under the PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIE or the nominee shareholders of the VIE fail to perform their obligations under those arrangements.
The contractual arrangements cannot be unilaterally terminated. Management concluded that the Company, through the WFOE and the contractual arrangements, has the power to direct the activities that most significantly impact the VIE’s economic performance, bears the risks and enjoys the rewards normally associated with ownership of the VIE, receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from the VIE as if it was their sole shareholder and therefore the Company is the ultimate primary beneficiary of the VIE. As such, the Group consolidates the financial results of the VIE which are prepared in accordance with the basis of presentation as stated in Note 2 below.

The following financial information of the Group’s VIE and the VIE’s subsidiary as of December 31, 2021 and June 30, 2022 and for the six months ended June 30, 2021 and 2022 is included in the accompanying condensed consolidated financial statements of the Group as follows:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	122,220	133,069	19,867
Short-term investments	3,615	3,594	537
Amounts due from Group companies	65,705	65,705	9,809
Prepayments and other current assets	40,968	12,556	1,875

Total current assets	232,508	214,924	32,088
Property, equipment and software	60,944	44,638	6,664
Operating lease, right-of-use assets	4,827	2,356	352
Other non-current assets	7,983	8,236	1,230

TOTAL ASSETS	306,262	270,154	40,334

LIABILITIES
Current liabilities:
Amounts due to related parties	486,794	538,361	80,375
Short-term borrowings	66,100	99,600	14,870
Operating lease liabilities, current	4,367	3,125	466
Current portion of long-term borrowings	2,376	2,684	400
Accruals and other current liabilities	35,685	51,633	7,709

Total current liabilities	595,322	695,403	103,820
Long-term borrowings	54,349	52,962	7,907
Amounts due to Group companies	59,500	59,500	8,883
Operating lease liabilities, non-current	730	—	—

TOTAL LIABILITIES	709,901	807,865	120,610

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Net loss	(103,897)	(134,070)	(20,016)

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Net cash used in operating activities	(80,625)	(68,293)	(10,196)
Net cash generated from (used in) investing activities	7,851	(4,847)	(724)
Net cash generated from financing activities	63,429	83,988	12,539

The Company’s involvement with the VIE is through the contractual arrangements disclosed in Note 1. All recognized assets held by the VIE are disclosed in the table above.
In accordance with various contractual agreements, the Company has the power to direct the activities of the VIE and can have assets transferred out of the VIE. Therefore, the Company considers that there are no assets in the respective VIE that can be used only to settle obligations of the respective VIE, except for the registered capital of the VIE. As the respective VIE is incorporated as limited liability company under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIE. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIE. As the Group is conducting certain businesses in the PRC through the VIE, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss. There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.
The Company’s ability to operate or derive economic interests from the VIE also depends on the voting rights proxy and the effect of the share pledge under the Equity Pledge Agreement and the WFOE has to vote on all matters requiring shareholders’ approval in the VIE. As noted above, the Company believes this voting right proxy is legally enforceable but may not be as effective as direct equity ownership.